TRADE RECEIVABLES - Additional Information (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of TRADE RECEIVABLES [Line Items]
Allowance of doubtful accounts on trade receivables	¥ 645,777,000	¥ 495,510,000
Expected credit loss rate	15.00%	13.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	45.00%	42.00%